CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2023
Text block [abstract]
CONVERTIBLE DEBENTURES
10.	CONVERTIBLE DEBENTURES

	2023 Debentures	2020 Debentures	2020 IsoEnergy Debentures	2022 IsoEnergy Debentures	Total
Fair value at December 31, 2021	$-	$46,910	$25,101	$-	$72,011
Fair value on issuance	-	-	-	5,296	5,296
Fair value adjustment	-	5,705	(2,832)	(159)	2,714
Fair value at December 31, 2022	$-	$52,615	$22,269	$5,137	$80,021
Fair value on issuance	143,702	-	-	-	143,702
Fair value adjustment	14,776	20,158	13,938	1,305	50,177
Settlement with shares	-	(72,773)	-	-	(72,773)
Disposals due to deconsolidation of IsoEnergy	-	-	(36,207)	(6,442)	(42,649)
Fair Value at December 31, 2023	$158,478	$-	$-	$-	$158,478

The fair value of the debentures increased from $80,021 on December 31, 2022 to $158,478 at December 31, 2023, due to the issuance of the 2023 Debentures offset by the conversion of the 2020 Debentures into common shares of the Company and the loss of control of IsoEnergy. The increase in fair value

also included a
mark-to-market
loss of $50,177 for year ended December 31, 2023, (year ended December 31, 2023 – loss of $2,714). The loss for the year ended December 31, 2023 was bifurcated with the amount of the change in fair value of the convertible debentures attributable to changes in the credit risk of the liability recognized in other comprehensive income (loss) of a loss of $1,432 for the year ended December 31, 2023 (year ended December 31, 2022 – gain of $149) and the remaining amount recognized in the consolidated statement of income (loss) for the year ended December 31, 2023 with a loss of $48,745 (year ended December 31, 2022 – loss of $2,863). The interest expense during the year ended December 31, 2023 was $6,098 (year ended December 31, 2022 - $2,179).
2020 Debentures
On September 28, 2023, the holders of the 2020 Debentures elected to convert their US$15 million principal amount of 7.5% unsecured convertible debentures, due to mature on May 27, 2025, into common shares of the Company. The Company issued 8,663,461 common shares relating to the conversion of the principal and 19,522 common shares relating to the accrued and unpaid interest up to the date of conversion for the 2020 Debentures. The amounts recorded in Other Comprehensive Income as a result of changes in credit risk of the 2020 Debentures from inception through to conversion totaling losses of $361 were reclassified to accumulated deficit. The fair value of the 2020 Debentures at conversion was based on the number of shares issued at the closing share price on the conversion date of

$8.40. The fair value of the shares issued for interest was based on the closing share price on the date of issuance and recorded as interest expense in the consolidated statement of net income (loss) and comprehensive income (loss).
2020 IsoEnergy Debentures
On August 18, 2020, IsoEnergy entered into a US$6 million private placement of unsecured convertible debentures (the “2020 IsoEnergy Debentures”). The 2020 IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $0.88 into a maximum of 9,206,311 common shares of IsoEnergy.
During the period ended December 4
,
2023, IsoEnergy issued 34,722 shares for a value of $100 and paid $239 associated with the interest payment.
The 2020 IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The debentures were marked to market up to immediately prior to the deconsolidation of IsoEnergy at
the close of business on December 4, 2023. The inputs used in the pricing model as at December 4, 2023 and December 31, 2022 are as follows:

	December 4, 2023	December 31, 2022
Volatility	54.00%	52.80%
Expected life	1.7 years	2.6 years
Risk free interest rate	4.18%	4.27%
Expected dividend yield	0%	0%
Credit spread	22.22%	23.85%
Underlying share price of IsoEnergy	$4.13	$2.91
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.739	$0.738
2022 IsoEnergy Debentures
On December 6, 2022, IsoEnergy entered into a US$4 million private placement of unsecured convertible debentures (the “2022 IsoEnergy Debentures”). The 2022 IsoEnergy Debentures are convertible at the holder’s option at a conversion price of $4.33 into a maximum of 1,464,281 common shares of IsoEnergy. IsoEnergy received gross proceeds of $5,460 (US$4,000). A 3% establishment fee of $164 (US$120) was paid in cash to the debenture holders. The fair value of the
2022

IsoEnergy Debentures on issuance date was determined to be $5,296 (US$3,880). During the period ended December
4
, 2023, IsoEnergy issued 23,148 shares for a value of $67 and paid $199 associated with the interest payment.

The 2022 IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The debentures were marked to market up to immediately prior to the deconsolidation of IsoEnergy at the close of business on December 4, 2023
.

The inputs used in the pricing model as at December 4, 2023 and December 31, 2022 are as follows:

	December 4, 2023	December 31, 2022
Expected Volatility	54.00%	52.80%
Expected life in years	4.0 years	4.9 years
Risk free interest rate	3.96%	3.76%
Expected dividend yield	0%	0%
Credit spread	22.22%	23.85%
Underlying share price of IsoEnergy	$4.13	$2.91
Conversion exercise price	$4.33	$4.33
Exchange rate (C$:US$)	$0.739	$0.738
2023 Debentures
On September 22, 2023, the Company entered into a US$110 million private placement of unsecured convertible debentures (the “2023 Debentures”). The Company received gross proceeds of $148,145 (US$110 million), and paid a 3% establishment fee of $4,443 (US$3,300) to the debenture holders through the issuance of 634,615 common shares. The fair value of the 2023 Debentures on issuance date was determined to be $143,702 (US$106,700).
The 2023 Debentures bear interest at a rate of
9
% per annum, payable semi-annually in US dollars on June 10 and December 10 in each year. Two thirds of the interest (equal to 6% per annum) is payable in cash and one third of the interest (equal to 3% per annum) is payable, subject to any required regulatory approval, in common shares of the Company, using the volume-weighted average trading price (“VWAP”) of the common shares on the NYSE for the 20 consecutive trading days ending three trading days preceding the date on which such interest payment is due. The 2023 Debentures are convertible, from time to time, into common shares of the Company at the option of the debenture holders under certain conditions, at a conversion price of US$6.76 into a maximum of 16,272,189 common shares of the Company.

During the period ended December 31, 2023, NexGen issued 113,803 shares for a value of $1,064 (US$724) and paid $1,967 (US$1,448) associated with the interest payment.
The 2023 Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions. The inputs used in the pricing model as at December 31, 2023 and September 22, 2023 are as follows:

	December 31, 2023	September 22, 2023
Volatility	43.00%	45.00%
Expected life	4.7 years	5.0 years
Risk free interest rate	3.84%	4.63%
Expected dividend yield	0%	0%
Credit spread	16.60%	17.16%
Underlying share price of the Company	US$7.00	US$6.12
Conversion exercise price	US$6.76	US$6.76